Revenue Recognition - Disaggregation Of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 5,120	$ 5,076	$ 5,019
Transferred over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	4,031	3,959	3,909
Transferred over time | Retail service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,686	2,650	2,623
Transferred over time | Inbound roaming
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	152	174	154
Transferred over time | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	594	533	509
Transferred over time | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	198	209	226
Transferred over time | Wholesale
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	181	185	191
Transferred over time | Other service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	220	208	206
Transferred at point in time | Equipment and product sales
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,089	1,117	1,110
UScellular
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	3,960	3,948	3,901
UScellular | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,990	2,961	2,912
UScellular | Transferred over time | Retail service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,686	2,650	2,623
UScellular | Transferred over time | Inbound roaming
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	152	174	154
UScellular | Transferred over time | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
UScellular | Transferred over time | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
UScellular | Transferred over time | Wholesale
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
UScellular | Transferred over time | Other service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	152	137	135
UScellular | Transferred at point in time | Equipment and product sales
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	970	987	989
TDS Telecom
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	973	927	927
TDS Telecom | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	972	926	925
TDS Telecom | Transferred over time | Retail service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
TDS Telecom | Transferred over time | Inbound roaming
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
TDS Telecom | Transferred over time | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	594	533	509
TDS Telecom | Transferred over time | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	198	209	226
TDS Telecom | Transferred over time | Wholesale
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	181	185	191
TDS Telecom | Transferred over time | Other service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	(1)	(1)	(1)
TDS Telecom | Transferred at point in time | Equipment and product sales
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1	1	2
TDS Telecom Wireline
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	683	682	698
TDS Telecom Wireline | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	683	681	696
TDS Telecom Wireline | Transferred over time | Retail service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
TDS Telecom Wireline | Transferred over time | Inbound roaming
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
TDS Telecom Wireline | Transferred over time | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	349	328	321
TDS Telecom Wireline | Transferred over time | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	152	168	184
TDS Telecom Wireline | Transferred over time | Wholesale
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	181	185	191
TDS Telecom Wireline | Transferred over time | Other service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
TDS Telecom Wireline | Transferred at point in time | Equipment and product sales
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1	1	2
TDS Telecom Cable
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	290	246	230
TDS Telecom Cable | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	290	246	230
TDS Telecom Cable | Transferred over time | Retail service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
TDS Telecom Cable | Transferred over time | Inbound roaming
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
TDS Telecom Cable | Transferred over time | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	245	205	188
TDS Telecom Cable | Transferred over time | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	46	41	42
TDS Telecom Cable | Transferred over time | Wholesale
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
TDS Telecom Cable | Transferred over time | Other service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
TDS Telecom Cable | Transferred at point in time | Equipment and product sales
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
Corporate, Eliminations and Other
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	187	201	191
Corporate, Eliminations and Other | Transferred over time
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	69	72	72
Corporate, Eliminations and Other | Transferred over time | Retail service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
Corporate, Eliminations and Other | Transferred over time | Inbound roaming
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
Corporate, Eliminations and Other | Transferred over time | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
Corporate, Eliminations and Other | Transferred over time | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
Corporate, Eliminations and Other | Transferred over time | Wholesale
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0
Corporate, Eliminations and Other | Transferred over time | Other service
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	69	72	72
Corporate, Eliminations and Other | Transferred at point in time | Equipment and product sales
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 118	$ 129	$ 119